BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Total current assets	$ 53,025,000	$ 57,088,000
Total assets	87,082,000	72,542,000
Current liabilities:
Total current liabilities	59,018,000	33,540,000
Total liabilities	82,292,000	46,437,000
Commitments and Contingencies (Note 6)
Stockholders' (Deficit)/Equity :
Total stockholders' (Deficit)/Equity	(149,491,000)	(102,878,000)
Total liabilities, Series A preferred units and members' deficit	87,082,000	72,542,000
CIK 001836707 SBEA Merger Sub LLC
Current Assets:
Cash	413,805	200,000
Prepaid expenses	377,488	0
Other receivable	15,750	0
Due from sponsor	2,125	0
Total current assets	809,168	200,000
Deferred offering costs	0	45,000
Investments held in Trust Account	345,072,450	0
Total assets	345,881,618	245,000
Current liabilities:
Accounts payable and accrued expenses	2,839,570	0
Accrued offering costs and expenses	0	48,543
Promissory note - related party	0	175,000
Taxes payable	200,000	0
Total current liabilities	3,039,570	223,543
Warrant liability	24,915,490	0
Deferred underwriters' discount	12,075,000	0
Total liabilities	40,030,060	223,543
Commitments and Contingencies (Note 6)
Class A Common Stock subject to possible redemption, 34,500,000 and 0 shares at redemption value, respectively	345,000,000	0
Stockholders' (Deficit)/Equity :
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	24,137
Accumulated deficit	(39,149,305)	(3,543)
Total stockholders' (Deficit)/Equity	(39,148,442)	21,457
Total liabilities, Series A preferred units and members' deficit	345,881,618	245,000
CIK 001836707 SBEA Merger Sub LLC | Class A Common Stock
Stockholders' (Deficit)/Equity :
Common stock value	0	0
CIK 001836707 SBEA Merger Sub LLC | Class B Common Stock
Stockholders' (Deficit)/Equity :
Common stock value	$ 863	$ 863